other comprehensive income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ 287	$ (68)	$ 65	$ (19)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(124)	14	181	(53)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(27)	4	56	(14)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(97)	10	125	(39)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	190	(58)	190	(58)
Accumulated foreign currency translation balance beginning	94	28	42	22
Cumulative foreign currency translation adjustment, before tax	(10)	11	42	17
Cumulative foreign currency translation adjustment, net	(10)	11	42	17
Accumulated foreign currency translation balance ending	84	39	84	39
Accumulated other comprehensive income balance beginning	393	(40)	119	3
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	(134)	25	223	(36)
Income tax relating to accumulated other comprehensive income	(27)	4	56	(14)
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	(107)	21	167	(22)
Accumulated other comprehensive income balance ending	286	(19)	286	(19)
Item never reclassified to income
Accumulated available-for-sale financial assets balance beginning	12		12
Accumulated available-for-sale financial assets balance ending	12		12
Employee defined benefit plans re-measurements, before tax	(901)	16	(475)	49
Income tax relating to employee defined benefit plan re-measurements	(232)	8	(122)	17
Employee defined benefit plans re-measurements, net	(669)	8	(353)	32
Other comp. income, before tax	(1,035)	41	(252)	13
Aggregated income tax relating to components of other comprehensive income	(259)	12	(66)	3
Total	(776)	29	(186)	10
Attributable to:
Accumulated other comprehensive income	286	(19)	286	(19)
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(250)	(36)	420	(166)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(43)	(4)	100	(32)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(127)	(54)	230	(114)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	16	9	(42)	18
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	294	(70)	66	(19)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(123)	18	190	(52)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(27)	5	58	(14)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(96)	13	132	(38)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	198	(57)	198	(57)
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax		(5)	(10)	5
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	1	(2)	(2)	1
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	1	(1)	1	6
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	(1)	1		(1)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(7)	2	(1)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(1)	(4)	(9)	(1)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total		(1)	(2)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(1)	(3)	(7)	(1)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(8)	(1)	(8)	(1)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	283	(17)	283	(17)
Item never reclassified to income
Total			(189)	4
Attributable to:
Accumulated other comprehensive income	283	$ (17)	283	(17)
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	3		3
Item never reclassified to income
Total			3	$ 6
Attributable to:
Accumulated other comprehensive income	$ 3		$ 3